FAIR VALUE MEASUREMENTS (Details) - Schedule of fair value hierarchy of the valuation inputs - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Liabilities:
Warrant Liability - Private Placement Warrants	$ 3,762,000	$ 3,351,600
Conversion Option Liability (see Note 5)	76,788	6,892
Level 1 [Member]
Assets:
Investments held in Trust Account - U.S. Treasury Securities Money Market Fund	$ 140,447,694	139,410,739
Level 3 [Member]
Liabilities:
Warrant Liability - Private Placement Warrants		3,351,600
Conversion Option Liability (see Note 5)		$ 6,892